Pension and Other Postretirement Plans Defined Benefit Plans Expected Benefit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 348.7
2016	352.6
2017	357.9
2018	366.2
2019	367.7
2020-2024	1,890.5
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	18.3
2016	18.1
2017	17.9
2018	17.8
2019	17.5
2020-2024	$ 83.4